Retirement benefits - Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2026 INR (₨)
Benefit payments
2027	₨ 4,658.1
2028	4,056.4
2029	3,948.7
2030	3,803.7
2031	3,504.3
2032 - 2036	₨ 15,685.9